Basis of Presentation (Tables)	6 Months Ended
Sep. 30, 2025
Basis of Presentation [Abstract]
Schedule of Subsidiaries

The subsidiaries of PBM as at September 30, 2025 and March 31, 2025 for the purpose of these Condensed Consolidated Interim Financial Statements are as follows:

Name of entity	Place of incorporation	% ownership	Accounting method
Psyence Australia Pty Ltd.	Australia	100%	Consolidated
Pysence Biomed II Corp.	Canada	100%	Consolidated
Newcourt Acquisition Corp.	Cayman Islands	100%	Consolidated